Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interests
Beginning Balance	$ (1,724,627)	$ 638,846
Proportionate shares of net loss	(434,873)	(2,334,853)	$ (3,501,808)
Foreign currency translation adjustment	10,536	(28,620)
Total	$ (2,148,964)	$ (1,724,627)	$ 638,846